Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

November 30, 2012

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo CoreBuilder Shares - Series M (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectuses, as supplemented November 7, 2012 (SEC Accession No. 0001081400-12-000310). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact Maureen Towle, Esq. at (617) 210-3682.

Very truly yours,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel